UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value
COMMON STOCK 134.7%
DIVERSIFIED 12.6%
Colonial Properties Trust	216,775	$5,213,439
iStar Financial	208,300	2,922,449
Land Securities Group PLC (United Kingdom)	107,200	3,210,466
Unibail-Rodamco (France)	49,900	12,841,857
Vornado Realty Trust	602,943	51,979,716
		76,167,927
HEALTH CARE 36.0%
HCP	1,041,700	35,219,877
Health Care REIT	864,425	39,011,500
Nationwide Health Properties	1,084,100	36,588,375
Omega Healthcare Investors	410,600	7,128,016
Senior Housing Properties Trust	932,489	22,099,990
Ventas	1,723,400	77,397,894
		217,445,652
HOTEL 5.5%
DiamondRock Hospitality Co.	696,900	8,829,723
Hospitality Properties Trust	457,900	15,577,758
Strategic Hotels & Resorts	657,800	8,636,914
		33,044,395
INDUSTRIAL 2.9%
First Industrial Realty Trust	154,800	4,781,772
ING Industrial Fund (Australia)	3,292,584	6,409,365
Segro PLC (United Kingdom)	632,626	6,378,151
		17,569,288
MORTGAGE 0.7%
Gramercy Capital Corp.	207,053	4,333,619

OFFICE 21.5%
BioMed Realty Trust	398,310	9,515,626
Boston Properties(a)	219,539	20,212,956
Brandywine Realty Trust	1,098,622	18,632,629

	Number of Shares	Value
Derwent London PLC (United Kingdom)	190,700	$5,745,219
Highwoods Properties	415,300	12,903,371
ING Office Fund (Australia)	5,184,326	6,277,789
Mack-Cali Realty Corp.	968,900	34,599,419
Maguire Properties	604,800	8,654,688
Parkway Properties	148,200	5,477,472
SL Green Realty Corp.	100,022	8,148,792
		130,167,961
OFFICE/INDUSTRIAL 5.4%
EastGroup Properties	126,100	5,858,606
Liberty Property Trust	855,520	26,615,227
		32,473,833
RESIDENTIAL—APARTMENT 22.1%
American Campus Communities	370,489	10,136,579
Apartment Investment & Management Co.	443,080	15,866,695
AvalonBay Communities	280,600	27,083,512
Camden Property Trust	366,600	18,403,320
Education Realty Trust	534,800	6,722,436
Home Properties	517,845	24,851,381
Mid-America Apartment Communities	222,500	11,089,400
UDR	809,100	19,839,132
		133,992,455
SELF STORAGE 3.0%
Extra Space Storage	426,100	6,898,559
Sovran Self Storage	261,800	11,181,478
		18,080,037
SHOPPING CENTER 23.1%
COMMUNITY CENTER 7.4%
Cedar Shopping Centers	448,500	5,238,480
Developers Diversified Realty Corp.	587,200	24,591,936
Inland Real Estate Corp.	324,100	4,929,561

	Number of Shares	Value
Urstadt Biddle Properties—Class A	642,900	$10,112,817
		44,872,794
REGIONAL MALL 15.7%
General Growth Properties	864,110	32,983,079
Glimcher Realty Trust	690,300	8,255,988
Macerich Co.	764,557	53,725,420
		94,964,487
TOTAL SHOPPING CENTER		139,837,281

SPECIALTY 1.9%
Entertainment Properties Trust	228,600	11,276,838
TOTAL COMMON STOCK (Identified cost—$615,599,356)		814,389,286

PREFERRED SECURITIES—$25 PAR VALUE 29.9%
BANK 0.7%
PNC Capital Trust E, 7.75%	95,000	2,337,000
Wells Fargo Capital XII, 7.875%	88,200	2,231,460
		4,568,460
FINANCE—INVESTMENT BANKERS/BROKERS 0.4%
Lehman Brothers Holdings, 7.95%, Series J	105,000	2,160,900

REAL ESTATE 28.8%
DIVERSIFIED 3.0%
Duke Realty Corp., 6.95%, Series M	100,000	2,247,000
Duke Realty Corp., 7.25%, Series N	80,000	1,856,800
Duke Realty Corp., 8.375%, Series O	48,300	1,188,180
Entertainment Properties Trust, 7.75%, Series B	128,000	2,880,000
iStar Financial, 7.80%, Series F	167,081	2,322,426
iStar Financial, 7.65%, Series G	90,400	1,225,824
iStar Financial, 7.50%, Series I	30,000	402,000
Lexington Realty Trust, 7.55%, Series D	226,700	4,284,630
Vornado Realty Trust, 6.625%, Series I	70,600	1,500,250
		17,907,110
HEALTH CARE 1.8%
HCP, 7.10%, Series F	202,700	4,437,103
Health Care REIT, 7.625%, Series F	209,600	5,028,304

	Number of Shares	Value
Omega Healthcare Investors, 8.375%, Series D	40,000	$1,000,000
		10,465,407
HOTEL 4.4%
Ashford Hospitality Trust, 8.45%, Series D	445,400	8,106,280
Hospitality Properties Trust, 7.00%, Series C	300,000	5,850,000
LaSalle Hotel Properties, 7.25%, Series G	170,000	3,315,000
Strategic Hotels & Resorts, 8.25%, Series B	36,800	708,032
Strategic Hotels & Resorts, 8.25%, Series C	245,000	4,609,675
Sunstone Hotel Investors, 8.00%, Series A	216,000	4,050,000
		26,638,987
MORTGAGE 2.0%
Anthracite Capital, 8.25%, Series D	99,000	1,311,750
Gramercy Capital Corp., 8.125%, Series A	288,000	5,256,000
Newcastle Investment Corp., 9.75%, Series B	56,000	800,800
Newcastle Investment Corp., 8.375%, Series D	117,000	1,433,250
NorthStar Realty Finance Corp., 8.25%, Series B	225,550	2,988,537
		11,790,337
NET LEASE COMPANY 0.6%
Realty Income Corp., 6.75%, Series E	177,000	3,736,470

OFFICE 3.3%
BioMed Realty Trust, 7.375%, Series A	266,500	5,916,300
Brandywine Realty Trust, 7.375%, Series D	38,300	754,510
Corporate Office Properties Trust, 7.625%, Series J(b)	197,600	4,672,252
Cousins Properties, 7.50%, Series B	158,400	3,239,280
Digital Realty Trust, 8.50%, Series A	122,000	2,804,780
HRPT Properties Trust, 8.75%, Series B	67,691	1,621,876
Kilroy Realty Corp., 7.50%, Series F	55,500	1,176,045
Maguire Properties, 7.625%, Series A	22,861	269,760
		20,454,803
OFFICE/INDUSTRIAL 0.7%
PS Business Parks, 7.20%, Series M	100,000	2,200,000
PS Business Parks, 6.70%, Series P	100,401	2,009,024
		4,209,024

	Number of Shares	Value
RESIDENTIAL 2.8%
APARTMENT 2.7%
Apartment Investment & Management Co., 7.75%, Series U	337,700	$7,642,151
Apartment Investment & Management Co., 8.00%, Series V	50,000	1,122,500
Associated Estates Realty Corp., 8.70%, Series B	55,800	1,347,570
Mid-America Apartment Communities, 8.30%, Series H	164,600	3,991,550
UDR, 6.75%, Series G	92,600	2,186,749
		16,290,520
MANUFACTURED HOME 0.1%
American Land Lease, 7.75%, Series A	22,000	447,480
TOTAL RESIDENTIAL		16,738,000

SELF STORAGE 7.7%
Public Storage, 6.95%, Series H	240,300	5,433,183
Public Storage, 7.25%, Series I	325,429	7,781,007
Public Storage, 7.25%, Series K	464,592	11,006,185
Public Storage, 6.75%, Series L	470,600	10,235,550
Public Storage, 6.625%, Series M	246,500	5,129,665
Public Storage, 7.00%, Series N	310,000	7,068,000
		46,653,590
SHOPPING CENTER 2.5%
COMMUNITY CENTER 1.4%
Cedar Shopping Centers, 8.875%, Series A	17,396	402,196
Developers Diversified Realty Corp., 8.00%, Series G	31,800	763,200
Kimco Realty Corp., 7.75%, Series G	130,000	3,107,000
National Retail Properties, 7.375%, Series C	85,600	1,844,680
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(c)	24,000	2,479,200
		8,596,276
REGIONAL MALL 1.1%
CBL & Associates Properties, 7.375%, Series D	297,000	5,836,050

	Number of Shares	Value
Simon Property Group, 8.375%, Series J ($50 par value)(c)	14,000	$858,340
		6,694,390
TOTAL SHOPPING CENTER		15,290,666

TOTAL REAL ESTATE		173,884,394

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$216,194,320)		180,613,754

PREFERRED SECURITIES—CAPITAL SECURITIES 2.1%
BANK 0.2%
PNC Preferred Funding Trust I, 144A(d)	1,000,000	962,500

INSURANCE 0.3%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(d)	2,000,000	1,690,432

OFFICE 1.6%
Highwoods Properties, 8.625%, Series A(c)	11,995	9,835,900

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$14,320,681)		12,488,832

		Principal Amount
COMMERCIAL PAPER 5.3%
San Paolo US Financial, 1.30%, due 4/1/08 (Identified cost—$32,287,000)		$32,287,000	32,287,000

TOTAL INVESTMENTS (Identified cost—$878,401,357)	172.0%		1,039,778,872

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)%		(1,128,259)

LIQUIDATION VALUE OF PREFERRED SHARES	(71.8)%		(434,000,000)

NET ASSETS (Equivalent to $15.50 per share based on 39,010,216 shares of common stock outstanding)	100.0%		$604,650,613

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.
(a) 125,000 shares segregated as collateral for the interest rate swap transactions.
(b) 197,600 shares segregated as collateral for the interest rate swap transactions.
(c) Illiquid security. Aggregate holdings equal 2.2% of net assets applicable to common shares.
(d) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.4% of net assets applicable to common shares.

Interest rate swaps outstanding at March 31, 2008 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Bank of America	$14,000,000	3.213%	3.119%	October 2, 2008	$(51,535)
Merrill Lynch Derivative Products AG	$46,000,000	5.580%	3.086%	April 5, 2009	(1,573,787)
Merrill Lynch Derivative Products AG	$35,000,000	3.430%	2.599%	November 22, 2012	(422,409)
Royal Bank of Canada	$14,000,000	3.680%	2.599%	October 22, 2008	(99,443)
Royal Bank of Canada	$44,000,000	4.258%	3.058%	March 9, 2010	(1,623,441)
Royal Bank of Canada	$26,000,000	4.137%	2.606%	May 26, 2010	(943,883)
UBS AG	$24,000,000	5.495%	2.818%	April 15, 2009	(801,654)
UBS AG	$35,000,000	3.639%	2.818%	April 17, 2013	(661,128)
UBS AG	$30,000,000	3.615%	2.704%	February 28, 2014	(312,494)
					$(6,489,774)

(a) Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$1,039,778,872	$991,665,500	$37,314,972	$10,798,400
Other Financial Instruments*	(6,489,774)	—	(6,489,774)	—
Total	$1,033,289,098	$991,665,500	$30,825,198	$10,798,400

* Other financial instruments include interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$10,555,600
Accrued premiums/discounts	(5)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(772,195)
Net purchases (sales)	1,015,000
Transfers in and/or out of Level 3	—
Balance as of March 31, 2008	$10,798,400

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$233,956,140
Gross unrealized depreciation	(72,578,625)
Net unrealized appreciation	$161,377,515

Cost for federal income tax purposes	$878,401,357

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008